Investment Objectives and Goals	Jan. 30, 2026
T-REX 2X LONG DFDV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG DFDV DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DFDV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG FIGR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG FIGR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of FIGR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG FMCC DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG FMCC DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of FMCC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG FNMA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG FNMA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of FNMA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG FWDI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG FWDI DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of FWDI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ORBS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ORBS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ORBS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG VKTX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG VKTX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of VKTX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.